Note 16 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 16 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Domestic Tax Authority [Member] | Liquidmetal Golf, Inc [Member]
Note 16 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	35,600
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Note 16 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	189,000
Domestic Tax Authority [Member]
Note 16 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	126,500,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Note 16 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	243,000
State and Local Jurisdiction [Member]
Note 16 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 100,400,000